Share Capital - Summary of Warrant Derivative Liabilities (Details) $ in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)
Disclosure of classes of share capital [line items]
Balance, June 30, 2022	$ 37,297	$ 28,945	$ 88,860	$ 71,684
Additions			35,621	28,164
Unrealized (loss) gain on derivative liability	(27,663)	(21,817)	(87,184)	(70,903)
Balance, March 31, 2023	9,634	7,128	37,297	28,945
November 2020 Offering
Disclosure of classes of share capital [line items]
Balance, June 30, 2022	4,014	3,113	59,162	47,726
Additions			0	0
Unrealized (loss) gain on derivative liability	(3,939)	(3,059)	(55,148)	(44,613)
Balance, March 31, 2023	75	54	4,014	3,113
January 2021 Offering
Disclosure of classes of share capital [line items]
Balance, June 30, 2022	1,531	1,188	29,698	23,958
Additions			0	0
Unrealized (loss) gain on derivative liability	(1,486)	(1,155)	(28,167)	(22,770)
Balance, March 31, 2023	45	33	1,531	1,188
June 2022 Offering
Disclosure of classes of share capital [line items]
Balance, June 30, 2022	31,752	24,644	0	0
Additions			35,621	28,164
Unrealized (loss) gain on derivative liability	(22,238)	(17,603)	(3,869)	(3,520)
Balance, March 31, 2023	$ 9,514	$ 7,041	$ 31,752	$ 24,644